Investment in associates (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share profit associates	$ 59,699,292	$ 21,218,364	$ 17,519,590
E C O G A S Group [Member]
IfrsStatementLineItems [Line Items]
Share profit associates	60,133,780	22,176,423	16,698,629
Lithium Pte Ltd 3 C [Member]
IfrsStatementLineItems [Line Items]
Share profit associates	(759,136)
Transportadora De Gas Del Mercosur S. A. [Member]
IfrsStatementLineItems [Line Items]
Share profit associates	$ 324,648	$ (958,059)	$ 820,961